Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000008005
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Shares
Trading Symbol	VGENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 5,896,000,000
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,896
Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	63.3%
Europe	32.5%
Asia	2.7%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008006
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Admiral™ Shares
Trading Symbol	VGELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 5,896,000,000
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,896
Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	63.3%
Europe	32.5%
Asia	2.7%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008007
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Shares
Trading Symbol	VGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 48,824,000,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$48,824
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	67.8%
Europe	21.4%
Asia	8.7%
South America	0.0%
Other Assets and Liabilities—Net	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008008
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Admiral™ Shares
Trading Symbol	VGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 48,824,000,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$48,824
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	67.8%
Europe	21.4%
Asia	8.7%
South America	0.0%
Other Assets and Liabilities—Net	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008004
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VDIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 52,865,000,000
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$52,865
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Consumer Discretionary	9.8%
Consumer Staples	12.8%
Financials	14.8%
Health Care	19.1%
Industrials	18.5%
Information Technology	15.2%
Materials	5.0%
Real Estate	3.1%
Other Assets and Liabilities—Net	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000031350
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 97,344,000,000
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$97,344
Number of Portfolio Holdings	344
Portfolio Turnover Rate	10%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communication Services	0.9%
Consumer Discretionary	6.0%
Consumer Staples	11.4%
Energy	3.4%
Financials	20.2%
Health Care	15.9%
Industrials	12.1%
Information Technology	23.5%
Materials	4.0%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135474
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VDADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 97,344,000,000
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$97,344
Number of Portfolio Holdings	344
Portfolio Turnover Rate	10%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communication Services	0.9%
Consumer Discretionary	6.0%
Consumer Staples	11.4%
Energy	3.4%
Financials	20.2%
Health Care	15.9%
Industrials	12.1%
Information Technology	23.5%
Materials	4.0%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature